Segment Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Information
Note 3	Segment Information

The company has three reportable operating segments: potash, nitrogen and phosphate. These segments are differentiated by the chemical nutrient contained in the products that each produces.

Accounting Policies	Accounting Estimates and Judgments

Accounting policies of the segments are:

• the same as those described in Note 2 and Note 31; and

• measured in a manner consistent with the financial statements.

Sales revenue is recognized when:

• product is shipped;

• the sale price and costs incurred or to be incurred can be measured reliably; and

• collectibility is probable.

Sales revenue is recorded and measured based on:

• the FOB mine, plant, warehouse or terminal price (except for certain vessel sales or specific product sales that are shipped and recorded on a delivered basis); and

• the fair value of the consideration received or receivable (net of any trade discounts and volume rebates allowed).

Inter-segment sales are made under terms that approximate market value.

Transportation costs are recovered from the customer through sales pricing.

Segments are determined based on reports, used to make strategic decisions, that are reviewed by the Chief Executive Officer, assessed to be the company’s chief operating decision-maker.

Supporting Information Financial information on each of these segments is summarized in the following tables:						15% Gross margin as a percentage of sales earned from all nutrients in 2017 (unaudited)
2017	Potash	Nitrogen	Phosphate	All Others	Consolidated
Sales – third party	$1,868	$1,395	$1,284	$–	$4,547
Freight, transportation and distribution – third party	(235)	(129)	(173)	–	(537)
Net sales – third party	1,633	1,266	1,111	–
Cost of goods sold – third party	(848)	(1,046)	(1,441)	–	(3,335)
Margin (cost) on inter-segment sales [1]	–	36	(36)	–	–
Gross margin	785	256	(366)	–	675
Items included in cost of goods sold, selling and administrative expenses or other expenses:
Depreciation and amortization	(232)	(203)	(220)	(37)	(692)
Impairment of property, plant and equipment (Note 13)	–	–	(305)	–	(305)
Assets [2]	9,756	2,577	1,938	2,727	16,998
Cash outflows for additions to property, plant and equipment	219	239	185	8	651

[1] Inter-segment net sales were $74.

[2] Included in the total assets relating to the All Others segment are $1,858 relating to the investments held for sale as described in Note 19.

2016	Potash	Nitrogen	Phosphate	All Others	Consolidated

Sales – third party	$1,630	$1,467	$1,359	$–	$4,456
Freight, transportation and distribution – third party	(250)	(122)	(163)	–	(535)
Net sales – third party	1,380	1,345	1,196	–	–
Cost of goods sold – third party	(943)	(1,016)	(1,132)	–	(3,091)
Margin (cost) on inter-segment sales [1]	–	32	(32)	–	–
Gross margin	437	361	32	–	830

Items included in cost of goods sold, selling and administrative expenses or other expenses:
Depreciation and amortization	(216)	(213)	(223)	(43)	(695)
Share of Canpotex’s Prince Rupert project exit costs	(33)	–	–	–	(33)
Termination benefit costs	(32)	–	–	–	(32)
Impairment of property, plant and equipment (Note 13)	–	–	(47)	–	(47)
Assets	9,795	2,515	2,306	2,639	17,255
Cash outflows for additions to property, plant and equipment	342	263	216	72	893

[1] Inter-segment net sales were $62.

2015	Potash	Nitrogen	Phosphate	All Others	Consolidated

Sales – third party	$2,543	$1,960	$1,776	$–	$6,279
Freight, transportation and distribution – third party	(214)	(101)	(173)	–	(488)
Net sales – third party	2,329	1,859	1,603	–
Cost of goods sold – third party	(1,007)	(1,210)	(1,305)	–	(3,522)
Margin (cost) on inter-segment sales [1]	–	57	(57)	–	–
Gross margin	1,322	706	241	–	2,269

Items included in cost of goods sold, selling and administrative expenses or other expenses:
Depreciation and amortization	(214)	(198)	(240)	(33)	(685)
Assets	9,772	2,563	2,367	2,767	17,469
Cash outflows for additions to property, plant and equipment	537	398	202	80	1,217

[1] Inter-segment net sales were $87.

15%

Increase in potash sales dollars

from 2016

(unaudited)

As described in Note 1, Canpotex executed offshore marketing, sales and distribution functions for certain of the company’s products. Financial information by geographic area is summarized in the following tables:

	Country of Origin

2017	Canada	United States	Trinidad	Other	Consolidated

Sales to customers outside the company
Canada	$95	$194	$–	$–	$289
United States	784	1,657	274	–	2,715
Canpotex [1]	988	–	–	–	988
Mexico	–	76	9	–	85
Trinidad	–	–	132	–	132
Brazil	1	26	–	–	27
Colombia	–	12	36	–	48
Other Latin America	–	26	42	–	68
India	–	97	7	–	104
Other	–	10	81	–	91
	$1,868	$2,098	$581	$–	$4,547
Non-current assets [2]	$9,501	$3,259	$554	$6	$13,320

[1] Canpotex’s 2017 sales volumes were made to: Latin America 30%, China 18%, India 12%, Other Asian markets 33%, other markets 7% (Note 28).

[2] Includes non-current assets other than financial instruments, equity-accounted investees, deferred tax assets and post-employment benefit assets.

	Country of Origin

2016	Canada	United States	Trinidad	Other	Consolidated

Sales to customers outside the company
Canada	$97	$129	$–	$–	$226
United States	752	1,820	314	–	2,886
Canpotex [1]	778	–	–	–	778
Mexico	–	91	7	–	98
Trinidad	–	–	115	–	115
Brazil	2	39	–	–	41
Colombia	–	6	29	–	35
Other Latin America	1	22	45	–	68
India	–	138	–	–	138
Other	–	15	56	–	71

	$1,630	$2,260	$566	$–	$4,456

Non-current assets [2]	$9,534	$3,532	$597	$14	$13,677

[1] Canpotex’s 2016 sales volumes were made to: Latin America 33%, China 16%, India 9%, Other Asian markets 36%, other markets 6% (Note 28).

[2] Includes non-current assets other than financial instruments, equity-accounted investees, deferred tax assets and post-employment benefit assets.

	Country of Origin

2015	Canada	United States	Trinidad	Other	Consolidated

Sales to customers outside the company
Canada	$119	$175	$–	$–	$294
United States	913	2,299	506	–	3,718
Canpotex [1]	1,346	–	–	–	1,346
Mexico	2	98	–	–	100
Trinidad	–	–	259	–	259
Brazil	65	61	–	–	126
Colombia	37	17	35	–	89
Other Latin America	61	39	53	–	153
India	–	144	–	–	144
Other	–	24	26	–	50

	$2,543	$2,857	$879	$–	$6,279

Non-current assets [2]	$9,472	$3,472	$625	$16	$13,585

[1] Canpotex’s 2015 sales volumes were made to: Latin America 30%, China 20%, India 9%, Other Asian markets 34%, other markets 7% (Note 28).

[2] Includes non-current assets other than financial instruments, equity-accounted investees, deferred tax assets and post-employment benefit assets.